As filed with the Securities and Exchange Commission On February 15, 2012

Registration Nos. 33-49098

811-06719

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 83	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 84	☒

STERLING CAPITAL FUNDS

(Exact Name of Registrant as Specified in Charter)

434 Fayetteville Street, Fifth Floor, Raleigh, NC 27601

(Address of principal executive offices)

Registrant’s telephone number, including Area Code:

(800) 228-1872

E.G. Purcell, III, President

Sterling Capital Funds

434 Fayetteville Street, Fifth Floor

Raleigh, NC 27601

(Name and address of agent for service)

Copies of communications to:

Alan G. Priest, Esquire

Ropes & Gray LLP

One Metro Center, 700 12th Street, N.W., Suite 900

Washington, D.C. 20005

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(i)
☐	on , 2011 pursuant to paragraph (a)(i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☐	on [ ] pursuant to paragraph (a)(ii)

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for post-effective amendment No. filed on [date].

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 83 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia on the 15th day of February, 2012.

STERLING CAPITAL FUNDS

/s/ E. G. Purcell, III
*E. G. Purcell, III President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 83 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ E. G. Purcell, III * E. G. Purcell, III	President	February 15, 2012

/s/ James L. Roberts *James L. Roberts	Trustee	February 15, 2012

/s/ Thomas W. Lambeth *Thomas W. Lambeth	Trustee	February 15, 2012

/s/ James T. Gillespie *James T. Gillespie	Treasurer	February 15, 2012

/s/ Douglas R. Van Scoy *Douglas R. Van Scoy	Trustee	February 15, 2012

/s/ Drew T. Kagan *Drew T. Kagan	Trustee	February 15, 2012

/s/ Laura C. Bingham *Laura C. Bingham	Trustee	February 15, 2012

/s/ Alexander W. McAlister *Alexander W. McAlister	Trustee	February 15, 2012

By:	/s/ Alan G. Priest
Alan G. Priest

*By Alan G. Priest, Attorney-in-Fact, pursuant to powers of attorney previously filed.

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase

Ropes & Gray LLP

One Metro Center

700 12th Street, N.W., Suite 900

Washington, D.C. 20005

WRITER’S DIRECT DIAL NUMBER: (202) 508-4625

February 15, 2012

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Sterling Capital Funds: File Nos. 33-49098 and 811-06719

Post-Effective Amendment No. 83 to the Registration Statement

Dear Sir or Madam:

On behalf of Sterling Capital Funds (the “Trust”) and pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), accompanying this letter for filing is a conformed copy of Post-Effective Amendment No. 83 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 84 under the 1940 Act on Form N-1A. Manually executed signature pages and consents have been obtained prior to the time of this electronic filing and will be retained by the Trust for five years.

The purpose of this Amendment is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive data file included as an exhibit to this Amendment relates to the amendment to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on January 30, 2012 as Post-Effective Amendment No. 80 under the 1933 Act and Amendment No. 81 under the 1940 Act.

Ropes & Gray LLP has acted as counsel to the Trust in connection with the preparation of this Post-Effective Amendment. I hereby represent that such Post-Effective Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 promulgated under the 1933 Act.

If you have any questions concerning this filing, please call me at (202) 508-4625 or my colleague Molly Moore at (202)
508-4732.

Sincerely,

/s/ Alan G. Priest
Alan G. Priest